Other Assets (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Estimated amortization expense for other intangible assets
Estimated amortization expense, 2012	$ 200
Estimated amortization expense, 2013	190
Estimated amortization expense, 2014	165
Estimated amortization expense, 2015	146
Estimated amortization expense, 2016	$ 120